Trade payables and other current liabilities - Disclosure of Current Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 61	€ 128
Current contract liabilities	18,100	18,100
Deferred income and current contract liabilities	€ 18,161	€ 18,228